Land Use Rights, Net	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Land Use Rights, Net

7. LAND USE RIGHTS, NET

	2020	2021
	(RMB in thousands)
Gross carrying amount	1,032,000	1,032,000
Accumulated amortization	(31,533)	(65,933)
Impairment	—	—
Net carrying amount	1,000,467	966,067

Land use rights represent the land use rights acquired for the purpose of constructing offices. In 2020, the Group obtained the land use rights from local authorities with a cash consideration of RMB1.0 billion, which is being amortized on a straight-line basis over the term of the land use right period, approximately 30 years. The Group has made the first installment payment of RMB516.0 million in February 2020, and the second installment payment of RMB516.0 million in February 2021. Amortization expense related to land use rights for the year ended December 31, 2020 and 2021 were RMB31.5 million and RMB34.4 million, respectively.

As of December 31, 2021, amortization expenses for future periods are estimated to be as follows:

2021
(RMB in thousands)
2022	34,400
2023	34,400
2024	34,400
2025	34,400
2026	34,400
Thereafter	794,067
Total expected amortization expenses	966,067